Consolidated Statement Of Changes In Shareholders' Equity (USD $)	Share Capital [Member]	Retained Deficit [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Gain (Loss) [Member]	Total
Balance at Dec. 31, 2009	$ 83,583,000	$ (32,220,700)	$ 2,809,900	$ 45,500	$ 54,217,700
Balance, shares at Dec. 31, 2009	83,291,133
Share-based compensation			166,100		166,100
Exercise of stock options	14,700		(14,700)
Exercise of stock options, shares	17,724
Unrealized gain (loss) on available for sale securities				(262,800)	(262,800)
Foreign exchange loss				21,800	21,800
Net income (loss)		(4,341,000)			(4,341,000)
Balance at Jun. 30, 2010	83,597,700	(36,561,700)	2,961,300	(195,500)	49,801,800
Balance, shares at Jun. 30, 2010	83,308,857
Balance at Dec. 31, 2010	90,977,700	(38,112,600)	4,361,200	(89,700)	57,136,600
Balance, shares at Dec. 31, 2010	99,002,468				99,002,468
Share-based compensation			237,000		237,000
Exercise of stock options, shares					17,724
Unrealized gain (loss) on available for sale securities				34,400	34,400
Debentures converted into shares (Note 15)	1,025,000		(86,600)		938,400
Debentures converted into shares (Note 15), shares	2,000,000				2,000,000
Foreign exchange loss				(47,400)	(47,400)
Net income (loss)		997,000			997,000
Balance at Jun. 30, 2011	$ 92,002,700	$ (37,115,600)	$ 4,511,600	$ (102,700)	$ 59,296,000
Balance, shares at Jun. 30, 2011	101,002,468				101,002,468